Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Total	Capital	Additional paid-in capital	Capital reserves	Retained earnings	Cumulative translation adjustment	Equity attributable to owners of the Parent	Non- controlling interests
Beginning balance at Dec. 31, 2020	$ 59,073	$ 1	$ 1,557	$ 0	$ 62,001	$ (6,244)	$ 57,315	$ 1,758
Cumulative translation adjustment	(3,466)					(3,378)	(3,378)	(88)
Share Split	0	11	(11)
Capital issuance	510,299	3	510,296				510,299
Transaction costs	(27,047)		(27,047)				(27,047)
Net income for the year	121,191				122,476		122,476	(1,285)
Dividends declared	(96,529)				(96,529)		(96,529)
Share based incentive plan	764			764			764
Changes in interest of subsidiaries	0		385				385	(385)
Ending balance at Dec. 31, 2021	564,285	15	485,180	764	87,948	(9,622)	564,285	0
Cumulative translation adjustment	(572)					(1,856)	(1,856)	1,284
Net income for the year	94,104				92,957		92,957	1,147
Dividends declared	(103,329)				(103,329)		(103,329)
Share based incentive plan	731			731			731
Non-controlling interests	13,729							13,729
Gross obligation under put option	(55,490)							(55,490)
Ending balance at Dec. 31, 2022	513,458	15	485,180	1,495	77,576	(11,478)	552,788	(39,330)
Cumulative translation adjustment	(992)					(533)	(533)	(459)
Capital issuance	15,514		15,514				15,514
Net income for the year	120,815				118,400		118,400	2,415
Dividends declared	(148,808)				(145,145)		(145,145)	(3,663)
Share based incentive plan	1,465			1,465			1,465
Capital contributions	4,743							4,743
Non-controlling interests	15,147							15,147
Gross obligation under put option								(55,500)
Ending balance at Dec. 31, 2023	$ 521,342	$ 15	$ 500,694	$ 2,960	$ 50,831	$ (12,011)	$ 542,489	$ (21,147)